INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 3,693	$ 2,371
Finished products	10,105	7,592
Total inventory	13,798	9,963
Cost of goods sold, deferred finished goods inventory	$ 3,436	$ 1,200